INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	6 Months Ended
Jun. 30, 2019
Interests In Other Entities [Abstract]
Disclosure of joint ventures [text block]
The following tables summarize the aggregate balances of investments in associates on a 100% basis:

	As of
US$ MILLIONS	June 30, 2019	December 31, 2018
Financial position:
Total assets	$36,732	$33,043
Total liabilities	(19,206)	(16,570)
Net assets	$17,526	$16,473

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2019	2018	2019	2018
Financial performance:
Total revenue	$1,319	$1,406	$2,850	$2,973
Total income for the period	83	32	134	96
Brookfield Infrastructure’s share of net income before reclassification	34	1	52	31
Reclassification of previously recognized foreign currency movements(1)	—	—	—	(35)
Brookfield Infrastructure’s share of net income (loss)	$34	$1	$52	$(4)

1.
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings. In conjunction with the sale, $35 million of accumulated other comprehensive losses were reclassified to the Consolidated Statement of Operating Results and recorded within share of earnings (losses) from associates and joint ventures.

The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2019	For the 12 month period ended December 31, 2018
Balance at the beginning of the period	$4,591	$5,572
Share of earnings (loss) for the period(1)	52	(13)
Foreign currency translation and other	26	(296)
Share of other reserves for the period—OCI	(72)	260
Distributions	(84)	(59)
Disposition of interest(1),(2)	(125)	(951)
Acquisitions(3)	235	78
Ending Balance	$4,623	$4,591

1.
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings, a Chilean electricity transmission operation, for $1.3 billion. On disposition, Brookfield Infrastructure recognized a gain on sale of $338 million ($209 million, net of taxes) presented within gain on sale of associate on the Consolidated Statements of Operating Results. In association with the gain, $35 million of accumulated other comprehensive losses were reclassified to share of losses from associates and joint ventures on the Consolidated Statements of Operating Results.

2.
In June 2019, Brookfield Infrastructure sold its 40% interest in its European port operation to a third party. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $10 million.

3.
In March 2019, Brookfield Infrastructure, alongside its institutional partners, acquired an effective 12% interest in a Brazilian data center operation, Ascenty Participacoes S.A (“Ascenty”), for total consideration payable of $188 million. The investment was funded by the partnership through its participation in a Brookfield sponsored infrastructure fund. Please refer to Note 17, Related Party Transactions for additional information. Brookfield maintains 50% of the voting rights of Ascenty in a joint venture with Digital Realty Trust Inc. Brookfield Infrastructure has joint control through its position in the business. Accordingly, our partnership equity accounts for the entity.

Disclosure of associates [text block]
The following tables summarize the aggregate balances of investments in associates on a 100% basis:

	As of
US$ MILLIONS	June 30, 2019	December 31, 2018
Financial position:
Total assets	$36,732	$33,043
Total liabilities	(19,206)	(16,570)
Net assets	$17,526	$16,473

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2019	2018	2019	2018
Financial performance:
Total revenue	$1,319	$1,406	$2,850	$2,973
Total income for the period	83	32	134	96
Brookfield Infrastructure’s share of net income before reclassification	34	1	52	31
Reclassification of previously recognized foreign currency movements(1)	—	—	—	(35)
Brookfield Infrastructure’s share of net income (loss)	$34	$1	$52	$(4)

1.
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings. In conjunction with the sale, $35 million of accumulated other comprehensive losses were reclassified to the Consolidated Statement of Operating Results and recorded within share of earnings (losses) from associates and joint ventures.

The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2019	For the 12 month period ended December 31, 2018
Balance at the beginning of the period	$4,591	$5,572
Share of earnings (loss) for the period(1)	52	(13)
Foreign currency translation and other	26	(296)
Share of other reserves for the period—OCI	(72)	260
Distributions	(84)	(59)
Disposition of interest(1),(2)	(125)	(951)
Acquisitions(3)	235	78
Ending Balance	$4,623	$4,591

1.
In March 2018, Brookfield Infrastructure sold its ownership in ETC Transmission Holdings, a Chilean electricity transmission operation, for $1.3 billion. On disposition, Brookfield Infrastructure recognized a gain on sale of $338 million ($209 million, net of taxes) presented within gain on sale of associate on the Consolidated Statements of Operating Results. In association with the gain, $35 million of accumulated other comprehensive losses were reclassified to share of losses from associates and joint ventures on the Consolidated Statements of Operating Results.

2.
In June 2019, Brookfield Infrastructure sold its 40% interest in its European port operation to a third party. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $10 million.

3.
In March 2019, Brookfield Infrastructure, alongside its institutional partners, acquired an effective 12% interest in a Brazilian data center operation, Ascenty Participacoes S.A (“Ascenty”), for total consideration payable of $188 million. The investment was funded by the partnership through its participation in a Brookfield sponsored infrastructure fund. Please refer to Note 17, Related Party Transactions for additional information. Brookfield maintains 50% of the voting rights of Ascenty in a joint venture with Digital Realty Trust Inc. Brookfield Infrastructure has joint control through its position in the business. Accordingly, our partnership equity accounts for the entity.

Disclosure of operating segments [text block]
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment for the periods under review:

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2019	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
US$ MILLIONS
Total assets	$4,981	$6,203	$5,211	$1,804	$(1,965)	$16,234	$(2,324)	$21,064	$6,491	$41,465

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2018	Utilities	Transport	Energy	Data Infrastructure	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
US$ MILLIONS
Total assets	$4,864	$6,424	$4,722	$1,446	$(929)	$16,527	$(2,350)	$17,545	$4,858	$36,580

1.
The above table provides each segment’s assets in the format that management organizes its segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment respectively. The above table reconciles Brookfield Infrastructure’s proportionate assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2019 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(2)

Revenues	$278	$386	$256	$67	$—	$987	$(369)	$1,067	$1,685
Costs attributed to revenues	(88)	(202)	(133)	(28)	—	(451)	180	(569)	(840)
General and administrative costs	—	—	—	—	(64)	(64)	—	—	(64)
Adjusted EBITDA	190	184	123	39	(64)	472	(189)	498
Other (expense) income	(9)	2	6	1	19	19	(1)	(15)	3
Interest expense	(38)	(51)	(33)	(10)	(22)	(154)	46	(133)	(241)
FFO	143	135	96	30	(67)	337	(144)	350
Depreciation and amortization	(44)	(94)	(65)	(30)	(1)	(234)	105	(194)	(323)
Deferred taxes	(27)	5	3	(1)	1	(19)	14	6	1
Mark-to-market on hedging items and other	44	(37)	(25)	(9)	41	14	(9)	(6)	(1)
Share of earnings from associates	—	—	—	—	—	—	34	—	34
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(156)	(156)
Net income (loss) attributable to partnership(3)	$116	$9	$9	$(10)	$(26)	$98	$—	$—	$98

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2018 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(2)

Revenues	$245	$410	$137	$45	$—	$837	$(368)	$575	$1,044
Costs attributed to revenues	(68)	(237)	(68)	(22)	—	(395)	211	(283)	(467)
General and administrative costs	—	—	—	—	(54)	(54)	—	—	(54)
Adjusted EBITDA	177	173	69	23	(54)	388	(157)	292
Other (expense) income	(8)	—	3	(1)	16	10	4	(26)	(12)
Interest expense	(30)	(40)	(18)	(3)	(13)	(104)	30	(51)	(125)
FFO	139	133	54	19	(51)	294	(123)	215
Depreciation and amortization	(43)	(85)	(38)	(17)	—	(183)	91	(96)	(188)
Deferred taxes	(12)	(1)	(1)	—	1	(13)	(3)	(10)	(26)
Mark-to-market on hedging items and other	(10)	(23)	(20)	1	79	27	34	(15)	46
Share of earnings from associates	—	—	—	—	—	—	1	—	1
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(94)	(94)
Net income (loss) attributable to partnership(3)	$74	$24	$(5)	$3	$29	$125	$—	$—	$125

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2019 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(2)

Revenues	$547	$775	$501	$129	$—	$1,952	$(737)	$2,063	$3,278
Costs attributed to revenues	(176)	(402)	(251)	(54)	—	(883)	357	(1,112)	(1,638)
General and administrative costs	—	—	—	—	(125)	(125)	—	—	(125)
Adjusted EBITDA	371	373	250	75	(125)	944	(380)	951
Other (expense) income	(19)	1	14	2	40	38	2	(53)	(13)
Interest expense	(72)	(100)	(61)	(19)	(42)	(294)	87	(246)	(453)
FFO	280	274	203	58	(127)	688	(291)	652
Depreciation and amortization	(89)	(185)	(124)	(55)	(1)	(454)	203	(364)	(615)
Deferred taxes	(40)	11	1	3	4	(21)	10	—	(11)
Mark-to-market on hedging items and other	33	(77)	(39)	(15)	13	(85)	26	3	(56)
Share of earnings from associates	—	—	—	—	—	—	52	—	52
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(291)	(291)
Net income (loss) attributable to partnership(3)	$184	$23	$41	$(9)	$(111)	$128	$—	$—	$128

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2018 US$ MILLIONS	Utilities	Transport	Energy	Data Infrastructure(1)	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(2)

Revenues	$517	$834	$290	$88	$—	$1,729	$(791)	$1,119	$2,057
Costs attributed to revenues	(137)	(483)	(142)	(42)	—	(804)	431	(503)	(876)
General and administrative costs	—	—	—	—	(112)	(112)	—	—	(112)
Adjusted EBITDA	380	351	148	46	(112)	813	(360)	616
Other (expense) income	(11)	2	8	(2)	33	30	4	(51)	(17)
Interest expense	(61)	(83)	(36)	(6)	(30)	(216)	72	(95)	(239)
FFO	308	270	120	38	(109)	627	(284)	470
Depreciation and amortization	(101)	(184)	(71)	(37)	—	(393)	202	(190)	(381)
Deferred taxes	(27)	12	(3)	2	1	(15)	(12)	(14)	(41)
Mark-to-market on hedging items and other	(57)	(62)	(38)	1	(67)	(223)	98	(54)	(179)
Gain on sale of associates	—	—	—	—	338	338	—	—	338
Share of earnings from associates	—	—	—	—	—	—	(4)	—	(4)
Net income attributable to non-controlling interest and preferred unitholders	—	—	—	—	—	—	—	(212)	(212)
Net income attributable to partnership(3)	$123	$36	$8	$4	$163	$334	$—	$—	$334

1.	During the second quarter of 2018, our Communications Infrastructure segment was renamed to Data Infrastructure. There was no concurrent change in the operations which comprise the segment.

2.
The above table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance. Each segment is presented on a proportionate basis, taking into account Brookfield Infrastructure’s ownership in operations accounted for using the consolidation and equity methods under IFRS. The above table reconciles Brookfield Infrastructure’s proportionate results to our partnership’s Consolidated Statements of Operating Results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.

3.	Includes net income (loss) attributable to non-controlling interests—Redeemable Partnership Units held by Brookfield, non-controlling interests—Exchange LP Units, general partner and limited partners.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2019	December 31, 2018
Utilities	$111	$92
Transport	2,382	2,497
Energy	1,178	1,183
Data infrastructure	923	710
Corporate	29	109
Ending Balance	$4,623	$4,591